Share Capital and Dividends - Summary of Weighted Average Assumptions Used for Valuation of Share Options Granted (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CAD ($) Year $ / shares	Mar. 31, 2021 CAD ($) Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense related to the options granted | $	$ 4,454	$ 6,241
Black Scholes Model [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in CAD per option)	$ 3.23	$ 2.26
Exercise price (in CAD per option)	$ 3.23	$ 2.26
Risk-free interest rate	1.25%	0.46%
Expected volatility	34.70%	34.90%
Dividend yield	0.00%	0.00%
Expected option life (years) | Year	6.6	6.6
Vesting conditions – time (years)	3 years 2 months 12 days	3 years 3 months 18 days